Components of Income Tax Benefit (Expense) by Taxing Jurisdiction (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Components Of Income Tax Expense Benefit [Line Items]
Current	$ (1)
Deferred	1,672
Total income tax benefit (expense)	1,671
Foreign Tax Authority
Components Of Income Tax Expense Benefit [Line Items]
Current	(1)
Deferred	1,672
Total income tax benefit (expense)	$ 1,671